Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
5	Inventories

Inventories consisted of the following:

	December 31,
	2013	2014
Raw materials	$51,762	$58,071
Work-in-progress	35,821	30,089
Finished goods	51,225	62,482
Total inventories	$138,808	$150,642

During the years ended December 31, 2012, 2013, and 2014, the Company recorded inventories write-down of $2,609, $2,154 and $1,633, respectively, to their net realizable values.